Note 1 – Description Of Business and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Note 1 – Description Of Business and Summary of Significant Accounting Policies (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
	March 31, 2013	December 31, 2012
Equipment	$353,235	$353,235
Leasehold improvement	44,000	44,000
Furniture	49,147	49,147
Subtotal	446,382	446,382
Less: accumulated depreciation	(111,343)	(89,726)
Property and equipment, net	$335,039	$356,656

	December 31, 2012	December 31, 2011
Equipment	$353,235	$1,113,235
Leasehold improvement	44,000	44,000
Furniture	49,147	49,147
Subtotal	446,382	1,206,382
Less: accumulated depreciation	(89,726)	(20,718)
Property and equipment, net	$356,656	$1,185,664

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1,272	$—	$—	$1,272

Derivative liability	$—	$—	$268,249	$268,249
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$54	$—	$—	$54

Derivative liability	$—	$—	$364,802	$364,802

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$54	$—	$—	$54

Derivative liability	$—	$—	$364,802	$364,802
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4,844	$—	$—	$4,844

Derivative liability	$—	$—	$442,311	$442,311

Estimated Useful Life [Member]
Note 1 – Description Of Business and Summary of Significant Accounting Policies (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
Asset Category	Useful Lives
Machinery and equipment (years)	5
Furniture and fixtures (years)	7
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

Asset Category	Useful Lives
Machinery and equipment (years)	5
Furniture and fixtures (years)	7
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease